John Hancock Trust (“JHT”)
Supplement dated January 5, 2010
to the Prospectus dated May 1, 2009
Core Balanced Strategy Trust
Core Strategy Trust
MFC Global (U.S.A.) is the subadviser to each of these funds of funds. Effective January 1, 2010, the following persons will serve as portfolio managers to each of these funds replacing each of the existing portfolio managers. For more information about the portfolio managers, including information about their compensation, other accounts they manage and any investments they may have in the funds, see the SAI.
Bruce Speca
•	Portfolio manager of the fund since 2010

•	Chief Investment Officer and Executive Vice President, the Adviser

•	Vice President and Portfolio Manager, MFC Global (U.S.A.)

•	Joined the Adviser in 2003 and MFC Global (U.S.A.) in 2009
Bob Boyda
•	Portfolio manager of the fund since 2010

•	Senior Vice President, the Adviser

•	Vice President and Portfolio Manager, MFC Global (U.S.A.)

•	Joined the Adviser in 1997 and MFC Global (U.S.A.) in 2009
Steve Medina
•	Portfolio manager of the fund since 2010

•	Senior Vice President, the Adviser

•	Vice President and Portfolio Manager, MFC Global (U.S.A.)

•	Joined the Adviser in 1998 and MFC Global (U.S.A) in 2009